Subsequent events (Details Narrative) ¥ in Thousands, $ in Thousands								6 Months Ended
	Nov. 12, 2025	Sep. 19, 2025 USD ($) shares	Jun. 25, 2025 shares	Apr. 24, 2025 shares	Apr. 23, 2025 shares	Oct. 31, 2024 shares	Aug. 28, 2024 shares	Oct. 31, 2025 shares	Nov. 14, 2025 USD ($)	Nov. 14, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)
Borrowed amount | $											$ 8,546	$ 8,131
Common Class A [Member]
converted ordinary shares | shares							28,900,700
Forecast [Member] | Autozi Supply Chain Management [Member]
Interest rate percentage									2.45%	2.45%
Borrowed amount									$ 276	¥ 2,000
Forecast [Member] | Waiver Agreement [Member]
Investor purchase amount | $		$ 24,000
Share consolidation description	On November 12, 2025, the Board has approved the share consolidation whereby (i) every fifty issued and unissued Class A ordinary shares, par value US$0.000001 each, in authorized share capital of the Company be consolidated into one Class A ordinary share, par value US$0.00005 each (the “Consolidated Class A Ordinary Shares”), and (ii) every fifty issued and unissued Class B ordinary shares, par value US$0.000001 each, in authorized share capital of the Company be consolidated into one Class B ordinary share, par value US$0.00005 each (the “Consolidated Class B Ordinary Shares”), such that the authorized share capital of the Company shall be changed from US$500,000 divided into 500,000,000,000 shares of a par value of US$0.000001 each to US$500,000 divided into 10,000,000,000 shares, par value US$0.00005 each, comprising of (i)9,600,000,000 Consolidated Class A Ordinary Shares and (ii) 400,000,000 Consolidated Class B Ordinary Shares (the “Final Share Consolidation”). As of the issuance date of these unaudited interim condensed financial statements, the Final Share Consolidation has not been completed and is expected to be finalized in December 2025.
Investor [Member] | Forecast [Member] | Waiver Agreement [Member]
Unsecured debt | $		1,534
Principal amount | $		4,551
Converted accumulated amount | $		$ 3,267
Interest rate percentage		110.00%
Investor [Member] | Forecast [Member] | Waiver Agreement [Member] | Common Class A [Member]
converted ordinary shares | shares		35,809,833
2024 Equity Incentive Plan [Member] | Common Class A [Member]
Number of shares issued | shares						7,000,000
2024 Equity Incentive Plan [Member] | Board of Directors Chairman [Member] | Subsequent Event [Member]
Number of shares issued | shares			18,000,000	12,000,000	7,000,000
2024 Equity Incentive Plan [Member] | Employees And External Consultants [Member] | Subsequent Event [Member]
Number of shares granted | shares								15,270,158